Cash, Cash Equivalents and Short -Term Bank Deposits - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents held by the group's credit institutions	₽ 13,061	₽ 1,030